UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2014

1.805751.110

CTF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Connecticut - 96.5%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,438,281
4.5% 8/15/21	1,225,000	1,340,211
4.5% 8/15/22	1,325,000	1,444,383
5% 8/15/19	750,000	835,050
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	834,990
Series 2010 B, 4% 10/15/19	1,110,000	1,231,645
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	1,997,390
5% 12/1/18 (FSA Insured)	1,635,000	1,776,542
Series 2012 A:
5% 2/15/23	3,510,000	4,084,727
5% 2/15/24	2,490,000	2,868,555
5% 2/15/32	5,000,000	5,536,200
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,030,100
Connecticut Gen. Oblig.:
Series 2006 D:
5% 11/1/24	17,980,000	19,653,399
5% 11/1/25	10,000,000	10,912,600
Series 2006 F, 5% 12/1/21	12,000,000	13,202,160
Series 2008 A, 5% 4/15/27	5,000,000	5,624,550
Series 2008 B, 5% 4/15/28	4,000,000	4,477,120
Series 2011 D, 5% 11/1/25	10,000,000	11,844,800
Series 2012 B, 5% 4/15/25	7,460,000	8,830,700
Series 2012 D:
5% 9/15/31	3,250,000	3,753,425
5% 9/15/32	4,860,000	5,575,198
Series 2013 A, 5% 3/1/27	11,480,000	13,538,479
5% 10/15/30	4,275,000	4,963,403
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,360,330
Series M, 5% 7/1/34	1,000,000	1,085,290
Series O, 5% 7/1/40	2,000,000	2,156,760
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,262,512
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,150,870
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	$ 1,465,000	$ 1,695,635
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,244,960
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,220,600
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,077,110
5% 7/1/18	1,000,000	1,094,450
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,713,894
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,425,070
5% 7/1/30	2,000,000	2,277,540
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,163,830
(Yale Univ. Proj.) Series Z1, 5% 7/1/42	2,235,000	2,382,376
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	3,020,000	3,276,398
5% 7/1/19 (Pre-Refunded to 7/1/16 @ 100)	2,035,000	2,207,772
Series 2011 M, 5.375% 7/1/41	5,485,000	6,006,678
Series 2013 N:
5% 7/1/24	400,000	480,844
5% 7/1/25	300,000	355,401
Series 2014 E:
5% 7/1/28	3,260,000	3,814,167
5% 7/1/29	3,840,000	4,467,878
Series A:
5% 7/1/20	4,855,000	5,716,277
5% 7/1/21	800,000	949,016
5% 7/1/41	3,000,000	3,242,580
Series C:
5% 7/1/20	465,000	542,725
5% 7/1/22	425,000	502,724
5% 7/1/24	1,000,000	1,171,220
Series D:
5% 7/1/21	2,975,000	3,477,537
5% 7/1/23	3,335,000	3,867,566
Series E, 5% 7/1/42	2,000,000	2,190,000
Series G, 5% 7/1/39	1,000,000	1,115,170
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series H, 5% 7/1/23 (FSA Insured)	$ 2,290,000	$ 2,586,761
Series H1, 5% 7/1/41	1,250,000	1,352,638
Series J:
5% 11/1/24	1,390,000	1,638,365
5% 11/1/25	1,465,000	1,716,218
Series N:
5% 7/1/20	1,250,000	1,450,713
5% 7/1/21	610,000	712,199
5% 7/1/21	1,940,000	2,265,028
5% 7/1/22	2,035,000	2,318,089
5% 7/1/23	1,500,000	1,713,675
5% 7/1/27	1,000,000	1,155,240
5% 7/1/28	2,250,000	2,584,935
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,885,000	4,200,229
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,367,738
5% 1/1/28	1,000,000	1,145,540
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,627,779
5% 1/1/25	875,000	1,018,649
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,190,792
5% 8/1/27 (AMBAC Insured)	2,000,000	2,203,260
Series 2008 A, 5% 11/1/21	5,000,000	5,720,200
Series 2010 C, 5% 11/1/20	1,085,000	1,290,694
Series 2011 A, 5% 12/1/25	5,000,000	5,902,950
Series 2012 A:
5% 1/1/24	2,855,000	3,440,703
5% 1/1/25	4,000,000	4,787,120
5% 1/1/26	10,000,000	11,876,400
5% 1/1/28	1,000,000	1,173,680
5% 1/1/31	5,000,000	5,795,500
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,040,640
5% 6/1/25	3,710,000	4,305,789
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	$ 1,000,000	$ 1,193,610
5% 7/15/23	1,300,000	1,542,528
5% 7/15/24	410,000	483,329
5% 7/15/25	350,000	410,162
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	398,804
4% 7/15/22	325,000	356,636
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A:
5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,310
5% 8/15/35 (Pre-Refunded to 11/15/15 @ 100)	990,000	1,047,163
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,080,330
Series 2014 B:
5% 8/15/25	450,000	538,452
5% 8/15/26	700,000	829,549
5% 8/15/27	750,000	878,873
5% 8/15/28	1,000,000	1,164,340
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	458,847
5% 10/1/23	295,000	353,218
5% 10/1/24	335,000	404,533
Hartford County Metropolitan District (Clean Wtr. Proj.) Series 2013 A, 5% 4/1/32	5,550,000	6,317,177
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,166,120
5% 4/1/21 (FSA Insured)	2,000,000	2,355,780
5% 4/1/22 (FSA Insured)	1,000,000	1,185,170
5% 4/1/24	2,500,000	2,925,075
Series 2013 A, 5% 4/1/27	1,645,000	1,906,917
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,819,976
5% 6/15/22 (a)	1,000,000	1,153,570
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,540,000	1,738,090
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,909
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,135,170
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,181,840
5.25% 3/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 3/1/19 @ 100)	2,000,000	2,307,660
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,413,573
5% 11/1/17	1,900,000	2,115,555
5% 11/1/18	2,005,000	2,266,913
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,615,977
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,130,981
5% 7/1/26	625,000	713,194
Series 2011 A:
4% 7/1/22	1,000,000	1,118,850
4% 7/1/23	1,000,000	1,108,790
4% 7/1/24	1,000,000	1,098,160
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	662,922
4% 7/15/22	600,000	654,954
4% 7/15/23	600,000	651,522
Reg'l. School District #15 4% 7/1/22	1,520,000	1,658,350
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,662,435
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,670,226
Eighth Series A, 5% 8/1/33	1,110,000	1,265,234
Series 2013 A, 5% 8/1/43	2,000,000	2,239,340
Series 29:
5% 8/1/25 (FSA Insured)	500,000	597,940
5% 8/1/26 (FSA Insured)	1,250,000	1,482,788
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,205,099
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,390,391
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,912,794
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,020,313
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	$ 1,045,000	$ 1,162,176
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	582,981
4% 9/15/21	500,000	550,400
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,467,190
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,204,600
5% 11/15/23	2,700,000	3,248,424
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,270,973
4% 8/1/22	1,000,000	1,095,140
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,909,614
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,559,415
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,185,910
5% 7/1/22	1,210,000	1,418,072
West Haven Gen. Oblig.:
Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,564,618
Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,907,374
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	868,240
Series 2009, 5% 2/1/21	480,000	553,838
Series 2010:
4% 11/1/20	1,050,000	1,197,210
4% 11/1/21	1,000,000	1,128,300
		423,975,526
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,002,060
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	750,000	770,648
6.375% 10/1/43 (a)	800,000	896,784
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,290,278
		3,959,770
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,494,373
TOTAL MUNICIPAL BONDS (Cost $408,934,156)		430,429,669
Municipal Notes - 0.4%

Connecticut - 0.4%
New Britain Gen. Oblig. BAN 2% 10/30/14 (Cost $2,004,000)	2,000,000	2,004,160
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $410,938,156)		432,433,829
NET OTHER ASSETS (LIABILITIES) - 1.6%		6,835,357
NET ASSETS - 100%		$ 439,269,186
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $410,938,156. Net unrealized appreciation aggregated $21,495,673, of which $22,033,099 related to appreciated investment securities and $537,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2014

1.805777.110

NJT-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$ 3,000,000	$ 3,367,950
Series 2014 B, 5% 1/1/23	700,000	841,260
		4,209,210
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
3% 10/1/14 (b)	1,000,000	1,001,080
6.375% 10/1/43 (b)	1,000,000	1,120,980
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,790,790
		3,912,850
New Jersey - 89.8%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	4,480,000	4,678,240
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,380,000	1,499,522
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,529,000
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	3,290,000	3,337,047
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,647,891
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,214,690
5% 11/1/23	1,000,000	1,202,240
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,196,159
5% 3/1/21	1,000,000	1,159,990
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,139,920
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	7,095,244
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,325,600
Series 2012 A, 5% 11/1/22	6,600,000	8,022,498
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,525,464
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,633,199
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,764,979
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,279,938
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,654,875
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	836,363
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,711,919
5% 8/1/28	4,000,000	4,571,480
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	24,271
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,669,168
5% 9/1/26	600,000	678,786
5% 9/1/27	440,000	496,782
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (b)	1,500,000	1,610,850
5.375% 1/1/43 (b)	2,000,000	2,165,200
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,512,390
Series 2005 K, 5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	3,000,000	3,192,840
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,967,400
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,764,206
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,228,048
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	2,870,028
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,225,090
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,133,676
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,402,480
Series 2012 II, 5% 3/1/26	5,000,000	5,581,200
Series 2012, 5% 6/15/20	5,000,000	5,741,250
Series 2013 NN, 5% 3/1/27	20,000,000	22,421,395
Series 2013:
5% 3/1/23	4,800,000	5,503,296
5% 3/1/25	700,000	795,830
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
5% 9/1/36	$ 1,625,000	$ 1,679,096
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	8,050,403
5% 9/1/37	700,000	732,417
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,471,002
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,318,309
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	46,692
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,524,400
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.) Series 2002 F, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,039,800
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,213,360
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,099,270
5% 7/1/15	235,000	244,433
5% 7/1/17	490,000	547,658
5% 7/1/18	250,000	286,723
5% 7/1/19	200,000	233,578
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,724,875
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,088,230
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,424,080
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,948,535
Series 2012 A:
5% 7/1/18	1,000,000	1,146,890
5% 7/1/19	1,040,000	1,210,903
Series 2012 B:
5% 7/1/37	750,000	823,695
5% 7/1/42	1,100,000	1,199,451
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,458,300
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	109,158
5% 9/1/17	4,750,000	5,181,015
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	32,747
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	21,832
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	$ 5,000,000	$ 5,832,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,107,580
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,589,384
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	9,148,560
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,936,882
Series 2010, 5% 1/1/34	2,000,000	2,130,500
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,473,100
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,188,624
5% 3/1/21	2,680,000	2,876,498
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,733,500
Series 2008 A, 5.25% 10/1/38	5,965,000	6,414,403
Series 2008, 6.625% 7/1/38	10,745,000	11,691,742
Series 2009 A, 5.75% 10/1/31	4,000,000	4,599,440
Series 2011:
5% 7/1/19	1,500,000	1,727,580
5% 7/1/23	2,500,000	2,914,550
5% 7/1/24	2,000,000	2,320,920
5% 7/1/25	2,265,000	2,606,018
Series 2012 A:
5% 7/1/18	795,000	901,244
5% 7/1/22	1,400,000	1,628,928
5% 7/1/23	1,000,000	1,154,360
5% 7/1/24	2,000,000	2,277,060
5% 7/1/25	1,000,000	1,128,850
Series 2012 II, 5% 7/1/42	1,000,000	1,058,980
Series 2012, 5% 7/1/21	2,325,000	2,646,873
Series 2013 A:
5% 7/1/28	1,080,000	1,228,392
5% 7/1/32	1,600,000	1,787,232
5.25% 7/1/28	3,250,000	3,804,905
Series 2013:
5% 7/1/24	1,250,000	1,479,900
5% 7/1/26	1,335,000	1,540,617
5.25% 7/1/31	4,000,000	4,328,280
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2013: - continued
5.5% 7/1/43	$ 3,000,000	$ 3,209,550
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,788,075
Series 2013:
4% 12/1/20 (b)	2,500,000	2,700,375
5% 12/1/21 (b)	2,100,000	2,390,514
5% 12/1/22 (b)	2,250,000	2,555,213
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,411,988
5% 7/1/42	5,000,000	5,541,750
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,031,290
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,090,000	1,119,332
6.5% 1/1/16 (Escrowed to Maturity)	2,715,000	2,799,844
Series 2005 C:
6.5% 1/1/16	385,000	416,000
6.5% 1/1/16 (Escrowed to Maturity)	190,000	205,857
Series 2009 E, 5.25% 1/1/40	10,600,000	11,838,292
Series 2009 G, 5% 1/1/17	3,745,000	4,122,122
Series 2009 I, 5% 1/1/35	5,000,000	5,506,650
Series 2012 B, 5% 1/1/24	2,650,000	3,162,616
Series 2014 C:
5% 1/1/22 (a)	3,750,000	4,459,538
5% 1/1/23 (a)	3,000,000	3,586,920
6.5% 1/1/16 (Escrowed to Maturity)	210,000	227,233
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,370,808
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	11,714,340
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,461,872
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,412,976
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,040,982
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 D, 5% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	$ 4,000,000	$ 4,150,640
Series 2006 A, 5.5% 12/15/22	8,875,000	10,562,404
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,053,100
0% 12/15/34	4,000,000	1,546,840
Series 2008 A:
0% 12/15/35	12,055,000	4,393,324
0% 12/15/36	25,000,000	8,502,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,964,157
Series 2009 A:
0% 12/15/36	1,915,000	651,253
0% 12/15/38	13,900,000	4,220,318
0% 12/15/39	18,895,000	5,421,731
Series 2010 A, 0% 12/15/30	14,750,000	7,079,410
Series 2010 A3, 0% 12/15/34	10,775,000	4,117,559
Series 2011 A, 5.25% 6/15/25	6,000,000	6,933,900
Series 2011 B:
5.25% 6/15/25	3,185,000	3,680,745
5.25% 6/15/26	2,000,000	2,296,620
New Jersey Transit Corp. Ctfs. of Prtn.:
Series 2003 A, 5.25% 9/15/15 (Escrowed to Maturity)	3,300,000	3,472,524
Series 2014 A, 5% 9/15/21	5,100,000	5,956,698
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,186,440
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,217,480
5% 7/15/18	3,130,000	3,538,434
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,497,785
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,591,380
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,663,890
5% 5/1/39	9,500,000	10,380,460
Series 2010 I, 5% 5/1/29	1,110,000	1,260,549
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2013 L, 5% 5/1/43	$ 5,000,000	$ 5,655,500
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,072,780
		536,266,256
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,834,888
141st Series:
5% 9/1/18 (b)	6,000,000	6,281,460
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,507,688
163rd Series, 5% 7/15/35	3,255,000	3,724,827
166th Series, 5% 1/15/41	5,000,000	5,615,250
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,186,480
		24,150,593
Pennsylvania, New Jersey - 3.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,092,308
Series 2012 A:
5% 7/1/21	600,000	700,938
5% 7/1/24	1,200,000	1,385,232
5% 7/1/25	1,100,000	1,261,469
5% 7/1/26	500,000	568,890
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,415,290
Series 2010 D, 5% 1/1/40	4,000,000	4,329,400
Series 2013, 5% 1/1/31	5,000,000	5,750,900
		20,504,427
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,147,380
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 550,700
Series 2009 B, 5% 10/1/25	1,200,000	1,313,952
		3,012,032
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $556,828,368)	592,055,368
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,303,574
NET ASSETS - 100%	$ 597,358,942
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $556,838,899. Net unrealized appreciation aggregated $35,216,469, of which $37,532,118 related to appreciated investment securities and $2,315,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014